DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 2,741	£ 2,666
Deferred tax liabilities	(45)	(44)
Statutory position
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	2,741	2,666
Deferred tax liabilities	(45)	(44)
Asset at 31 December	2,696	2,622
Tax disclosure
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	5,527	4,938
Deferred tax liabilities	(2,831)	(2,316)
Asset at 31 December	£ 2,696	£ 2,622